Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	$ 5,936	$ 5,783	[1]	$ 7,721	[1]	$ 4,218
Interest-bearing loans and borrowings (note 24)	(9,636)	(10,487)
Lease liabilities (note 20)	(1,319)	(1,671)		$ (1,635)
Derivative financial instruments (net) (note 25)	(86)	122
Group net debt	(5,105)	(6,253)
Non-debt assets and liabilities analysed as follows:
Non-controlling interests	(646)	(681)
Capital and reserves attributable to the Company’s equity holders	21,691	20,233
Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	5,936	5,783
Interest-bearing loans and borrowings (note 24)	(9,636)	(10,487)
Lease liabilities (note 20)	(1,319)	(1,671)
Derivative financial instruments (net) (note 25)	(86)	122
Group net debt	(5,105)	(6,253)
Non-debt assets and liabilities analysed as follows:
Non-current assets	30,384	30,529
Current assets	8,826	8,222
Non-current liabilities	(4,681)	(4,863)
Current liabilities	(7,087)	(6,721)
Non-controlling interests	(646)	(681)
Capital and reserves attributable to the Company’s equity holders	21,691	20,233
US Dollar | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	2,309	2,266
Interest-bearing loans and borrowings (note 24)	(4,508)	(4,665)
Lease liabilities (note 20)	(650)	(856)
Derivative financial instruments (net) (note 25)	(23)	189
Group net debt	(2,872)	(3,066)
Non-debt assets and liabilities analysed as follows:
Non-current assets	18,849	17,661
Current assets	4,740	4,369
Non-current liabilities	(3,136)	(3,115)
Current liabilities	(3,065)	(2,866)
Non-controlling interests	(126)	(105)
Capital and reserves attributable to the Company’s equity holders	14,390	12,878
euro | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	2,334	2,386
Interest-bearing loans and borrowings (note 24)	(4,213)	(4,479)
Lease liabilities (note 20)	(227)	(250)
Derivative financial instruments (net) (note 25)	1,443	1,463
Group net debt	(663)	(880)
Non-debt assets and liabilities analysed as follows:
Non-current assets	3,690	4,204
Current assets	1,496	1,498
Non-current liabilities	(656)	(714)
Current liabilities	(1,634)	(1,593)
Non-controlling interests	(41)	(45)
Capital and reserves attributable to the Company’s equity holders	2,192	2,470
Pound Sterling | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	523	365
Interest-bearing loans and borrowings (note 24)	(482)	(537)
Lease liabilities (note 20)	(204)	(255)
Derivative financial instruments (net) (note 25)	(391)	(339)
Group net debt	(554)	(766)
Non-debt assets and liabilities analysed as follows:
Non-current assets	2,295	2,614
Current assets	1,065	993
Non-current liabilities	(315)	(431)
Current liabilities	(1,185)	(1,156)
Non-controlling interests	0	0
Capital and reserves attributable to the Company’s equity holders	1,306	1,254
Canadian Dollar | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	210	274
Interest-bearing loans and borrowings (note 24)	(3)	(3)
Lease liabilities (note 20)	(99)	(150)
Derivative financial instruments (net) (note 25)	(291)	(606)
Group net debt	(183)	(485)
Non-debt assets and liabilities analysed as follows:
Non-current assets	1,658	1,844
Current assets	545	564
Non-current liabilities	(209)	(213)
Current liabilities	(330)	(348)
Non-controlling interests	0	0
Capital and reserves attributable to the Company’s equity holders	1,481	1,362
Philippine Peso | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	24	19
Interest-bearing loans and borrowings (note 24)	(419)	(431)
Lease liabilities (note 20)	(6)	(8)
Derivative financial instruments (net) (note 25)	(34)	(91)
Group net debt	(435)	(511)
Non-debt assets and liabilities analysed as follows:
Non-current assets	1,456	1,621
Current assets	231	176
Non-current liabilities	(113)	(132)
Current liabilities	(194)	(153)
Non-controlling interests	(444)	(498)
Capital and reserves attributable to the Company’s equity holders	501	503
Polish Zloty | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	194	166
Interest-bearing loans and borrowings (note 24)	0	0
Lease liabilities (note 20)	(48)	(54)
Derivative financial instruments (net) (note 25)	(258)	(184)
Group net debt	(112)	(72)
Non-debt assets and liabilities analysed as follows:
Non-current assets	399	371
Current assets	193	161
Non-current liabilities	(18)	(19)
Current liabilities	(211)	(178)
Non-controlling interests	(2)	0
Capital and reserves attributable to the Company’s equity holders	249	263
Swiss Franc | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	57	103
Interest-bearing loans and borrowings (note 24)	0	(361)
Lease liabilities (note 20)	(42)	(47)
Derivative financial instruments (net) (note 25)	(128)	0
Group net debt	(113)	(305)
Non-debt assets and liabilities analysed as follows:
Non-current assets	535	608
Current assets	85	84
Non-current liabilities	(154)	(168)
Current liabilities	(87)	(83)
Non-controlling interests	(8)	(8)
Capital and reserves attributable to the Company’s equity holders	258	128
Other | Currency profile
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents	285	204
Interest-bearing loans and borrowings (note 24)	(11)	(11)
Lease liabilities (note 20)	(43)	(51)
Derivative financial instruments (net) (note 25)	(404)	(310)
Group net debt	(173)	(168)
Non-debt assets and liabilities analysed as follows:
Non-current assets	1,502	1,606
Current assets	471	377
Non-current liabilities	(80)	(71)
Current liabilities	(381)	(344)
Non-controlling interests	(25)	(25)
Capital and reserves attributable to the Company’s equity holders	$ 1,314	$ 1,375

[1]	See the Accounting Policies on page 181 for further details.